Offerings	Nov. 03, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Fee Rate	0.01381%
Offering Note	The registrant is registering hereby an unspecified principal amount or number and offering price of securities of each identified class as may be offered, from time to time, hereunder, along with an indeterminate principal amount or number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Separate consideration may or may not be received for securities that are issued upon conversion, exercise or exchange of other securities. The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D of Form S-3 under the Securities Act. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. In accordance with Rule 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all registration fees other than the registration fee due in connection with $200,000,000 of shares of common stock that may be issued and sold from time to time under the sale agreement prospectus contained in this registration statement. Any subsequent registration fees will be paid on a pay-as-you-go basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.00001 per share
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	The registrant is registering hereby an unspecified principal amount or number and offering price of securities of each identified class as may be offered, from time to time, hereunder, along with an indeterminate principal amount or number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Separate consideration may or may not be received for securities that are issued upon conversion, exercise or exchange of other securities. The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D of Form S-3 under the Securities Act. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The warrants covered by this registration statement may be warrants to purchase common stock, preferred stock and/or debt securities of the registrant. In accordance with Rule 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all registration fees other than the registration fee due in connection with $200,000,000 of shares of common stock that may be issued and sold from time to time under the sale agreement prospectus contained in this registration statement. Any subsequent registration fees will be paid on a pay-as-you-go basis.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620.00
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act, based on the proposed maximum aggregate offering price.